Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment [Abstract]
Schedule of share-based payment
Type of arrangement	Grant date	Quantity granted (Units) (Note 1)	Contract period	Vesting conditions
Employee share options	2017.1.1	106,300	5 years	Note 2
Employee share options	2018.1.1	34,000	5 years	Note 2
Employee share options	2019.1.1	186,000	5 years	Note 2
Employee share options	2021.10.5	207,412	5 years	Note 3
Employee share options	2021.10.5	113,524	5 years	Note 2
Employee share options	2022.2.23	274,682	5 years	Note 2

Schedule of Employee share options granting period and exercise conditions
Vesting period	Accumulated maximum exercisable employee share options
After 1 year	25%
After 2 years	50%
After 3 years	75%
After 4 years	100%

Vesting period	Accumulated maximum exercisable employee share options
At the beginning of year 1	25%
At the beginning of year 2	50%
At the beginning of year 3	75%
At the beginning of year 4	100%

Schedule of share-based payment arrangements
	2022		2021
	No. of	Weighted average	No. of	Weighted average
	options	exercise price	options	exercise price
Options outstanding at January 1	404,454	$5.62	209,818	$5.24
Options granted	274,682	5.62	320,936	5.62
Options expired	-	-	(82,500)	5.51
Options forfeited	(649,353)	1.30	-	-
Options exercised	-	-	(43,800)	5.23
Capital recapitalization	2,521,860	1.17	-	-
Options outstanding at December 31	2,551,643	$1.17	404,454	$5.62
Options exercisable at December 31	1,085,064	$1.17	196,553	$5.62

Schedule of fair value of share options granted on grant date
Type of arrangement	Grant date	Share price (par value)	Exercise price (Note 2)	Expected price volatility (Note 1)	Expected option life	Expected dividends	Risk-free interest rate	Fair value per share (Note 3)
Employee share options	2017.1.1	$0.0001	$5.62	32.11%~42.11%	4.5 Years	-	1.05%	$5.73
Employee share options	2018.1.1	$0.0001	$5.62	34.14%~40.79%	4.5 Years	-	0.96%	$6.13
Employee share options	2019.1.1	$0.0001	$5.62	33.35%~38.93%	4.5 Years	-	1.01%	$6.86
Employee share options	2021.10.5	$0.0001	$5.62	47.34%~52.14%	3.5 Years	-	1.01%	$6.91
Employee share options	2021.10.5	$0.0001	$5.62	45.32%~51.27%	4.5 Years	-	1.01%	$6.91
Employee share options	2022.2.23	$0.0001	$5.62	31.49%~46.31%	4.5 Years	-	0.72%	$7.11

Schedule of Share-based payment expenses
Grant date	Exercise price	Fair value of first year	Fair value of second year	Fair value of third year	Fair value of fourth year
2017.1.1	$5.62	$0.90	$1.50	$1.70	$2.00
2018.1.1	$5.62	$1.20	$1.60	$2.00	$2.30
2019.1.1	$5.62	$1.70	$2.10	$2.40	$2.80
2021.10.5	$5.62	$1.90	$2.30	$2.70	$2.90
2021.10.5	$5.62	$2.30	$2.70	$2.90	$3.10
2022.2.23	$5.62	$1.90	$2.50	$3.00	$3.20

Schedule of Expenses incurred on share-based payment
	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Equity-settled	$346,122	$375,941	$142,416